Condensed Financial Information of the Parent Company (Unaudited)	12 Months Ended
May 31, 2023
Condensed Financial Information Disclosure [Abstract]
Condensed financial information of the parent company (unaudited)

Note 12 – Condensed financial information of the parent company (unaudited)

The Company performed a test on the restricted net assets of its consolidated subsidiaries and VIE in accordance with Rule 4-08(e)(3) of Regulation S-X promulgated by the SEC, “General Notes to Financial Statements” and concluded that it was applicable for the Company to disclose the required financial statement information for the parent company, ZKGC New Energy Limited. The subsidiaries did not pay any dividends to the parent for the periods presented. For the purpose of presenting parent only financial information, the Company records its investment in its subsidiaries and VIE under the equity method of accounting. Such investments are presented on the separate parent only balance sheet as “Investment in subsidiaries and VIE” and the income of the subsidiaries and VIE are presented as “equity in income of subsidiaries and VIE.” Certain information and footnote disclosures generally included in financial statements prepared in accordance with U.S. GAAP have been condensed and omitted.

PARENT COMPANY BALANCE SHEETS

	May 31, 2023	May 31, 2022

ASSETS
OTHER ASSETS
Receivable from VIE	$61,313	$61,313
Investment in subsidiaries and VIE	309,902	250,591

Total assets	$371,215	$311,904

LIABILITIES AND STOCKHOLDERS’ EQUITY

LIABILITIES	$-	$-

COMMITMENTS AND CONTINGENCIES

STOCKHOLDERS’ EQUITY

Ordinary shares ($0.001 par value, 50,000,000 shares authorized, 13,000,000 and 13,000,000 shares issued and outstanding as of May 31, 2023 and May 31, 2022)	13,000	13,000
Additional paid-in capital	230,668	230,668
Retained earnings	122,331	64,605
Statutory reserves	25,913	10,429
Accumulated other comprehensive income (loss)	(20,697)	(6,798)
Total stockholders’ equity	371,215	311,904

Total liabilities and stockholders’ equity	$371,215	$311,904

	Year Ended May 31,	Year Ended May 31,
	2023	2022

EQUITY IN INCOME OF SUBSIDIARIES AND VIE	$72,383	$38,811

COSTS AND EXPENSES
General and Administrative expenses	-	-
Total costs and expenses	-	-

INCOME BEFORE INCOME TAXES	72,383	38,811

PROVISION FOR INCOME TAXES	-	-

NET INCOME	72,383	38,811

FOREIGN CURRENCY TRANSLATION ADJUSTMENT	(13,899)	(13,838)
COMPREHENSIVE INCOME	$58,484	$24,973

	Year Ended May 31,	Year Ended May 31,
	2023	2022

CASH FLOWS FROM OPERATING ACTIVITIES:
Net income	$72,383	$38,811
Adjustments to reconcile net income to cash used in operating activities:
Equity in income of subsidiaries and VIE	(72,383)	(38,811)

Net cash used in operating activities	-	-

CHANGES IN CASH	-	-

CASH, beginning of period	-	-

CASH, end of period	$-	$-